Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	2022	2021	2020
	€	€	€
Short term employee benefits	3,461,860	2,517,211	1,834,423
Post employee benefits	148,678	80,482	34,934
Share-based payments	6,524,726	6,269,218	860,117
Total	10,135,264	8,866,911	2,729,474